WBI BullBear Value 3000 ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 10.2%
	Capital Goods - 1.0%
1,453	Northrop Grumman Corp.	$439,605
	Diversified Financials - 1.0%
1,910	S&P Global, Inc.	468,046
	Health Care Equipment & Services - 1.1%
1,584	Humana, Inc.	497,408
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
2,353	Amgen, Inc.	477,023
1,531	Biogen, Inc. *	484,378
		961,401
	Retailing - 1.0%
15,448	eBay, Inc.	464,367
	Semiconductors & Semiconductor Equipment - 2.0%
1,778	NVIDIA Corp.	468,681
6,802	QUALCOMM, Inc.	460,155
		928,836
	Software & Services - 2.0%
1,452	Adobe Systems, Inc. *	462,084
9,878	Oracle Corp.	477,404
		939,488
	TOTAL COMMON STOCKS (Cost $4,635,405)	4,699,151

	EXCHANGE TRADED FUNDS - 2.1%
13,987	Vanguard Intermediate-Term Treasury ETF	986,783
	TOTAL EXCHANGE TRADED FUNDS (Cost $949,437)	986,783

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 87.7%
40,418,149	U.S. Bank Money Market Deposit Account, 0.25%	40,418,149
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,418,149)	40,418,149

	TOTAL INVESTMENTS - 100.0% (Cost $46,002,991)	46,104,083
	Liabilities in Excess of Other Assets - 0.0%	(1,221)
	NET ASSETS - 100.0%	$46,102,862

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.